Equity (Statutory Net Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 3,444	$ 3,703	$ 1,487
Statutory capital and surplus	11,195	14,485
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	341	335	(36)
Statutory capital and surplus	5,235	6,115
Brighthouse Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	1,186	(1,022)	1,543
Statutory capital and surplus	4,374	5,942
Metropolitan Property and Casualty Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	171	204	291
Statutory capital and surplus	2,271	2,335
Metropolitan Tower Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	8	(42)	51
Statutory capital and surplus	669	710
New England Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	109	157	303
Statutory capital and surplus	455	632
General American Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	(2)	204	129
Statutory capital and surplus	923	984
Other
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	(70)	20	$ 22
Statutory capital and surplus	$ 303	$ 417